RESTRUCTURING AND OTHER EXIT COSTS	12 Months Ended
Dec. 31, 2015
RESTRUCTURING AND OTHER EXIT COSTS
RESTRUCTURING AND OTHER EXIT COSTS

11. RESTRUCTURING AND OTHER EXIT COSTS

Restructuring and other exit costs were a result of management’s decision to streamline operations and increase profitability and, for the years ended December 31, 2015 and 2014, consisted primarily of employee termination costs. The following tables summarize restructuring and other exit costs (in thousands):

Accrued restructuring and other exit costs at December 31, 2014	$ 195
Restructuring and other exit costs	1,469
Cash paid for restructuring and other exit costs	(1,543)

Accrued restructuring and other exit costs at December 31, 2015	$ 121